Subsequent Events - Additional Information (Detail) - Two Thousand And Twenty Share Repurchase Programme [Member] - Subsequent Event [Member] $ in Millions	May 28, 2020 USD ($)
Subsequent Event [Line Items]
Stock repurchase authorized value	$ 10
Stock repurchase programme expiry date	May 27, 2021